RECEIVABLES	12 Months Ended
Nov. 30, 2018
Trade and other receivables [abstract]
RECEIVABLES
6.	RECEIVABLES

	2018	2017
	$	$
Accounts receivable	151,362	-
Sales tax receivable	30,705	26,358
Other receivables	-	10,000

	182,067	36,358

During the year ended November 30, 2018, the Company agreed to settle a developer royalty receivable of $70,108 (US$52,707) for $33,254 (US$25,000). The settlement resulted in a loss of $36,854 which is included in gain on debt settlements.